Treasury Shares	12 Months Ended
Dec. 31, 2023
Treasury Shares
Treasury Shares

16. Treasury Shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is recorded entirely in additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares). In the event that treasury share is reissued at an amount different from the cost the Group paid to repurchase the treasury share, the Group will recognize the difference in additional paid-in capital by using the specified identification method.

On July 7, 2021, the Board of Directors approved a share repurchase program to repurchase up to US$20 million of outstanding ADSs of the Company, from time to time over a 12-month period from the date on which a formal stock repurchase plan engagement agreement was signed with a qualified broker-dealer (the “2021 Share Repurchase Program”). The 2021 Share Repurchase Program commenced on July 20, 2021. During the year ended December 31, 2021 and 2022, 236,139 and 1,170,446 outstanding ADSs (295,174 and 1,463,057 ordinary shares) were repurchased with a total consideration of US$2,361,576 and US$3,904,399 respectively, under the 2021 Share Repurchase Program.

On June 29, 2022, the Board of Directors authorized a share repurchase program to repurchase up to US$10 million of outstanding ADSs of the Company during a period of up to 12 months commencing on July 20, 2022 (the “2022 Share Repurchase Program”). The 2022 Share Repurchase Program was subsequently terminated in July 2022. During the year ended December 31, 2022, 39,900 outstanding ADSs (49,875 ordinary shares) was repurchased with a total consideration of US$72,282 under the 2022 Share Repurchase Program. During the year ended December 31, 2023, no shares were repurchased.

During the years ended December 31, 2021 and 2022, 160,880 and 1,285,604 ADSs (201,100 and 1,607,005 ordinary shares) repurchased have been retired, respectively. During the year ended December 31, 2023, no shares were retired. As of December 31, 2022 and 2023, there was 1 ADS (approximately 1 ordinary share) held as treasury share, respectively.